UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21745
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of registrant as Specified in Charter)
Two International Place Street, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Street, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report June 30, 2009

EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

S e m i a n n u a l R e p o r t J u n e 3 0 , 2 0 0 9 EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

IMPORTANT NOTICES REGARDING DISTRIBUTIONS,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions during March, June, September and December equal to $0.45 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www. sec.gov.

Please refer to the inside back cover of this report for an important notice about the privacy policies adopted by the Eaton Vance organization.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions
Walter A. Row, CFA
Eaton Vance Management
Co-Portfolio Manager
Thomas Seto
Parametric Portfolio Associates, LLC
Co-Portfolio Manager
•	In some ways, the six-month period ending June 30, 2009, was a healing period for equity markets. After a dismal January and February, stocks rallied sharply as investors became more comfortable with riskier assets, encouraged by the economic “green shoots” and the improvements in many parts of the credit markets — the epicenter of the financial crisis. Many large banks and financial institutions were able to access the capital markets and did so to raise cash and strengthen their balance sheets. In addition, the federal government demonstrated a clear commitment to repair the domestic economy and financial system with a tsunami of government-sponsored programs.

•	After six consecutive quarters of negative returns, stocks generated strong returns in the second quarter of 2009 and extended the rally that began in early March. For the six months overall, the NASDAQ Composite gained 16.36%—reflecting investors’ renewed interest in technology stocks—and the S&P 500 Index increased 3.19%. Elsewhere on the capitalization spectrum, the Russell 2000 Index rose 2.64%, but the Dow Jones Industrial Average declined 2.01%.[1]

•	Meanwhile, growth outperformed value across the market-cap spectrum. This dichotomy came as investors migrated from the traditional value sectors of financials and industrials to the information technology and health care sectors that are more heavily weighted in the growth benchmarks.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
Ronald M. Egalka
Rampart Investment Management
Co-Portfolio Manager
David Stein, Ph.D.
Parametric Portfolio Associates, LLC
Co-Portfolio Manager
•	The Fund is a closed-end fund and trades on the New York Stock Exchange (NYSE) under the symbol “ETW.” At net asset value (NAV), the Fund outperformed the S&P 500 Index, the CBOE S&P 500 BuyWrite Index and the FTSE Eurotop 100 Index, as well as its Lipper peer group, for the six months ending June 30, 2009, while underperforming the CBOE NASDAQ-100 BuyWrite Index. The Fund’s market price traded at a 4.92% discount to NAV as of June 30, 2009.

•	The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. The Fund pursues its investment objectives by investing in a diversified portfolio of common stocks, including stocks of U.S. issuers (the “U.S. Segment”) and stocks of non-U.S. issuers (the “International Segment”). Under normal market conditions, the Fund seeks to generate current earnings in part by employing an options strategy of writing (selling) index call options on a substantial portion of the value of the Fund’s total investments.
Total Return Performance 12/31/08 – 6/30/092

NYSE Symbol		ETW

At Net Asset Value (NAV)		9.82%
At Market Price		28.45%

S&P 500 Index[1]		3.19%
CBOE S&P 500 BuyWrite Index[1]		7.71%
CBOE NASDAQ-100 BuyWrite Index[1]		22.79%
FTSE Eurotop 100 Index[1]		3.32%
Lipper Options Arbitrage/Options Strategies Funds Average[1]		6.69%

Premium/(Discount) to NAV (6/30/09)		-4.92%
Total Distributions per share		$0.90
Distribution Rate[3]	At NAV	14.30%
	At Market Price	15.04%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative.

[3]	The Distribution Rate is based on the Fund’s most recent quarterly distribution per share (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s quarterly distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009
INVESTMENT UPDATE
During the six months ending June 30, 2009, the Fund continued to provide shareholders with attractive quarterly distributions.

•	As of June 30, 2009, the Fund held a diversified portfolio encompassing a broad range of the U.S. economy, as well as investments in a variety of foreign countries. The Fund’s investments in the U.S. Segment constituted approximately 52% of total investments, while those in the International Segment represented approximately 48% of total investments. The majority of the Fund’s non-U.S. investments were divided between European markets and Japan. Among the Fund’s common stock holdings, its largest sector weightings were information technology, financials, health care, consumer discretionary and energy.

•	As of June 30, 2009, the Fund had written call options on approximately 100% of its equity holdings. The Fund seeks current earnings in part from option premiums, which can vary with investors’ expectations of the future volatility (“implied volatility”) of the underlying assets. The first three months of 2009 witnessed very high levels of implied volatility in concert with a significant level of actual volatility in the equity markets. Those high volatility levels moderated somewhat in the second quarter of 2009 in light of the strong market advance, which resulted in reduced option premium levels.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009
FUND PERFORMANCE

Fund Performance
NYSE Symbol	ETW

Average Annual Total Returns (at market price, New York Stock Exchange)
Six Months†	28.45%
One Year	-9.59
Life of Fund (9/30/05)	-0.89

Average Annual Total Returns (at net asset value)
Six Months†	9.82%
One Year	-14.25
Life of Fund (9/30/05)	0.45

†	Six-month returns are cumulative.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Fund Composition
Top 10 Holdings1
By total investments

Apple, Inc.	3.6%
Microsoft Corp.	2.4
QUALCOMM, Inc.	1.9
Exxon Mobil Corp.	1.6
Nestle SA	1.6
Google, Inc., Class A	1.5
Banco Santander Central Hispano SA	1.5
Total SA	1.4
BP PLC	1.4
Telefonica SA	1.3

[1]	Top 10 Holdings represented 18.2% of the Fund’s total investments as of 6/30/09. The Top 10 Holdings are presented without the offsetting effect of the Fund’s written option positions at 6/30/09. Excludes cash equivalents.
Sector Weightings2
By total investments

[2]	Reflects the Fund’s total investments as of 6/30/09. Sector Weightings are presented without the offsetting effect of the Fund’s written option positions at 6/30/09. Excludes cash equivalents.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.3%

Security	Shares	Value

Aerospace & Defense — 0.9%

European Aeronautic Defence & Space Co.	47,383	$769,519
General Dynamics Corp.	43,377	2,402,652
Honeywell International, Inc.	105,874	3,324,444
L-3 Communications Holdings, Inc.	18,594	1,290,052
Rockwell Collins, Inc.	59,584	2,486,440
Rolls-Royce Group PLC(1)	286,623	1,713,712

		$11,986,819

Air Freight & Logistics — 0.8%

CH Robinson Worldwide, Inc.	78,091	$4,072,446
Deutsche Post AG	122,561	1,600,266
Expeditors International of Washington, Inc.	94,273	3,143,062
FedEx Corp.	28,786	1,601,077

		$10,416,851

Auto Components — 0.4%

Aisin Seiki Co., Ltd.	15,600	$337,013
Cooper Tire & Rubber Co.	30,158	299,167
Denso Corp.	65,300	1,673,812
Johnson Controls, Inc.	114,456	2,485,984
Tokai Rika Co., Ltd.	26,100	415,206
Toyota Boshoku Corp.	13,400	199,753
Toyota Industries Corp.	8,600	213,756

		$5,624,691

Automobiles — 1.4%

Daimler AG	122,491	$4,448,322
Honda Motor Co., Ltd.	119,500	3,287,545
Isuzu Motors, Ltd.	265,000	425,142
Mazda Motor Corp.	125,000	319,686
Nissan Motor Co., Ltd.	169,300	1,027,463
Toyota Motor Corp.	61,907	2,341,159
Volkswagen AG	18,687	6,330,826
Yamaha Motor Co., Ltd.	22,100	245,503

		$18,425,646

Beverages — 1.2%

Coca-Cola Co. (The)	90,906	$4,362,579
Coca-Cola West Co., Ltd.	26,200	501,093
Constellation Brands, Inc., Class A(1)	34,264	434,468
Heineken NV	30,199	1,125,465
Heineken Holding NV	51,223	1,636,621
Kirin Holdings Co., Ltd.	43,000	599,917
Pepsi Bottling Group, Inc.	34,449	1,165,754
PepsiCo, Inc.	91,627	5,035,820
Pernod-Ricard SA	11,630	735,285
Sapporo Holdings, Ltd.	128,000	732,118

		$16,329,120

Biotechnology — 3.0%

Amgen, Inc.(1)	222,654	$11,787,303
Biogen Idec, Inc.(1)	134,180	6,058,227
Celgene Corp.(1)	168,251	8,049,128
Gilead Sciences, Inc.(1)	276,406	12,946,857
Martek Biosciences Corp.	49,531	1,047,581
Regeneron Pharmaceuticals, Inc.(1)	42,972	770,058

		$40,659,154

Building Products — 0.3%

Asahi Glass Co., Ltd.	38,776	$310,595
Daikin Industries, Ltd.	78,700	2,532,838
Masco Corp.	59,062	565,814

		$3,409,247

Capital Markets — 1.7%

Bank of New York Mellon Corp. (The)	104,137	$3,052,256
Charles Schwab Corp. (The)	115,113	2,019,082
Franklin Resources, Inc.	43,596	3,139,348
Goldman Sachs Group, Inc.	27,535	4,059,760
Investec PLC	400,000	2,154,860
Julius Baer Holding AG	35,944	1,397,940
Man Group PLC	355,866	1,631,252
Nomura Holdings, Inc.	183,400	1,548,051
Northern Trust Corp.	30,206	1,621,458
Schroders PLC	115,586	1,563,985
Shinko Securities Co., Ltd.	105,000	328,596

		$22,516,588

Chemicals — 1.8%

Air Products and Chemicals, Inc.	32,297	$2,086,063
BASF AG	241,118	9,606,507
Daicel Chemical Industries, Ltd.	50,000	303,014
Dow Chemical Co. (The)	92,442	1,492,014
Eastman Chemical Co.	22,700	860,330
Hitachi Chemical Co., Ltd.	20,200	325,232
Kaneka Corp.	57,000	405,020
Mitsubishi Gas Chemical Co., Inc.	89,000	485,259

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Chemicals (continued)

Monsanto Co.	38,287	$2,846,256
Nitto Denko Corp.	11,900	362,814
Shin-Etsu Chemical Co., Ltd.	47,300	2,193,721
Showa Denko KK	293,000	522,577
Sumitomo Chemical Co., Ltd.	134,000	602,618
Taiyo Nippon Sanso Corp.	50,000	477,934
Toray Industries, Inc.	132,000	671,899
Tosoh Corp.	172,000	486,523

		$23,727,781

Commercial Banks — 6.8%

Banco Santander Central Hispano SA	1,664,786	$20,124,119
Bank of Nova Scotia	32,994	1,237,275
Barclays PLC	725,000	3,369,110
BNP Paribas SA	184,080	12,004,253
Gunma Bank, Ltd. (The)	132,000	733,835
Hachijuni Bank, Ltd. (The)	113,000	638,465
Hiroshima Bank, Ltd. (The)	126,000	525,183
HSBC Holdings PLC	2,025,426	16,874,173
Intesa Sanpaolo ADR(1)	1,681,641	5,434,227
Lloyds Banking Group PLC	2,187,944	2,522,239
Mizuho Financial Group, Inc.	137,000	318,297
Royal Bank of Canada	37,315	1,524,318
Royal Bank of Scotland Group PLC(1)	922,000	586,018
Shinsei Bank, Ltd.(1)	256,000	408,716
Societe Generale	152,547	8,373,366
Standard Chartered PLC	220,000	4,136,666
Sumitomo Mitsui Financial Group, Inc.	9,208	372,604
Toronto-Dominion Bank	29,261	1,513,086
UniCredit SpA(1)	1,219,002	3,083,199
Wells Fargo & Co.	299,713	7,271,037

		$91,050,186

Commercial Services & Supplies — 0.4%

Avery Dennison Corp.	23,372	$600,193
Republic Services, Inc.	15,222	371,569
SECOM Co., Ltd.	67,500	2,739,535
Serco Group PLC	144,136	1,003,027
Waste Management, Inc.	41,988	1,182,382

		$5,896,706

Communications Equipment — 4.8%

Brocade Communications Systems, Inc.(1)	97,320	$761,042
Cisco Systems, Inc.(1)	859,885	16,028,256
Corning, Inc.	98,620	1,583,837
Harris Corp.	26,933	763,820
Harris Stratex Networks, Inc., Class A(1)	11,360	73,613
Nokia Oyj	655,135	9,595,804
QUALCOMM, Inc.	581,653	26,290,716
Research In Motion, Ltd.(1)	124,600	8,852,830
Riverbed Technology, Inc.(1)	30,785	713,904

		$64,663,822

Computers & Peripherals — 5.2%

Apple, Inc.(1)	335,896	$47,841,667
Dell, Inc.(1)	314,244	4,314,570
Hewlett-Packard Co.	152,818	5,906,416
International Business Machines Corp.	78,992	8,248,345
Mitsumi Electric Co., Ltd.	38,000	811,740
NEC Corp.(1)	122,000	477,212
Seagate Technology	198,519	2,076,509

		$69,676,459

Construction & Engineering — 0.4%

Bouygues SA	25,787	$975,208
Chiyoda Corp.	78,000	631,201
Fluor Corp.	9,129	468,226
Granite Construction, Inc.	21,951	730,529
Hochtief AG	28,374	1,432,822
JGC Corp.	69,000	1,110,617
Obayashi Corp.	112,000	548,252

		$5,896,855

Construction Materials — 0.1%

Lafarge SA(1)	7,094	$482,658
Taiheiyo Cement Corp.	250,000	428,417
Vulcan Materials Co.	24,404	1,051,812

		$1,962,887

Consumer Finance — 0.3%

American Express Co.	65,608	$1,524,730
Capital One Financial Corp.	32,500	711,100
Discover Financial Services	59,731	613,437
ORIX Corp.	6,230	370,810
SLM Corp.(1)	97,247	998,727
Takefuji Corp.	30,880	168,507

		$4,387,311

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Containers & Packaging — 0.2%

Bemis Co., Inc.	27,217	$685,868
Rexam PLC	104,266	490,070
Toyo Seikan Kaisha, Ltd.	51,400	1,087,493

		$2,263,431

Distributors — 0.3%

Canon Marketing Japan, Inc.	39,000	$545,216
Genuine Parts Co.	56,294	1,889,227
LKQ Corp.(1)	61,787	1,016,396

		$3,450,839

Diversified Consumer Services — 0.1%

H&R Block, Inc.	65,199	$1,123,379

		$1,123,379

Diversified Financial Services — 1.2%

Citigroup, Inc.	413,438	$1,227,911
CME Group, Inc.	7,388	2,298,481
Compagnie Nationale a Portefeuille	9,100	440,420
Groupe Bruxelles Lambert SA	6,437	471,865
JPMorgan Chase & Co.	285,692	9,744,954
Moody’s Corp.	76,959	2,027,870

		$16,211,501

Diversified Telecommunication Services — 2.9%

AT&T, Inc.	317,811	$7,894,425
Deutsche Telekom AG	217,859	2,575,633
France Telecom SA	142,154	3,234,503
Frontier Communications Corp.	88,967	635,225
Nippon Telegraph & Telephone Corp.	5,600	228,062
Telefonica SA	796,352	18,084,752
Verizon Communications, Inc.	168,710	5,184,458
Windstream Corp.	100,356	838,976

		$38,676,034

Electric Utilities — 2.0%

Duke Energy Corp.	129,531	$1,889,857
E.ON AG	283,085	10,048,868
Edison International	92,595	2,913,039
Enel SpA	1,595,999	7,774,915
Hokkaido Electric Power Co., Inc.	13,500	252,770
Iberdrola SA	371,167	3,026,699
Kyushu Electric Power Co., Inc.	13,400	288,389
Shikoku Electric Power Co., Inc.	6,300	187,895
Tokyo Electric Power Co., Inc.	16,201	416,549

		$26,798,981

Electrical Equipment — 0.9%

ABB, Ltd.(1)	433,638	$6,847,436
Cooper Industries Ltd., Class A	30,705	953,390
Energy Conversion Devices, Inc.(1)	7,332	103,748
First Solar, Inc.(1)	18,250	2,958,690
Fujikura, Ltd.	69,000	345,893
Suntech Power Holdings Co., Ltd. ADR(1)	19,232	343,483

		$11,552,640

Electronic Equipment, Instruments & Components — 0.8%

Hoya Corp.	13,600	$272,434
Ibiden Co., Ltd.	10,400	291,614
Keyence Corp.	2,310	470,613
Kyocera Corp.	65,834	4,942,427
Mabuchi Motor Co., Ltd.	10,900	525,863
Nippon Electric Glass Co., Ltd.	32,000	357,743
Omron Corp.	16,500	239,055
Taiyo Yuden Co., Ltd.	83,000	913,546
TDK Corp.	61,300	2,877,681
Yaskawa Electric Corp.	50,000	332,034

		$11,223,010

Energy Equipment & Services — 0.6%

CARBO Ceramics, Inc.	29,215	$999,153
Complete Production Services, Inc.(1)	41,752	265,543
Halliburton Co.	130,037	2,691,766
Schlumberger, Ltd.	59,785	3,234,966
Transocean, Ltd.(1)	7,256	539,048
Willbros Group, Inc.(1)	25,872	323,659

		$8,054,135

Food & Staples Retailing — 1.9%

Circle K Sunkus Co., Ltd.	16,500	$257,377
CVS Caremark Corp.	191,781	6,112,060
FamilyMart Co., Ltd.	8,900	279,657
Koninklijke Ahold NV	122,728	1,414,861
Kroger Co. (The)	115,650	2,550,083
Lawson, Inc.	5,300	233,285
Metro AG	28,658	1,369,218
Safeway, Inc.	20,063	408,683

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Food & Staples Retailing (continued)

Seven & I Holdings Co., Ltd.	67,100	$1,573,669
Sysco Corp.	99,048	2,226,599
UNY Co., Ltd.	52,000	444,297
Wal-Mart Stores, Inc.	178,434	8,643,343

		$25,513,132

Food Products — 3.0%

Cadbury PLC	63,336	$541,377
Campbell Soup Co.	17,968	528,619
ConAgra Foods, Inc.	77,043	1,468,440
H.J. Heinz Co.	59,510	2,124,507
Hershey Co. (The)	54,133	1,948,788
Kraft Foods, Inc., Class A	88,500	2,242,590
Nestle SA	558,806	21,099,642
Nippon Suisan Kaisha, Ltd.	181,600	476,275
Nissin Foods Holdings Co., Ltd.	11,700	353,788
Toyo Suisan Kaisha, Ltd.	8,000	164,826
Unilever NV	368,724	8,917,950
Yakult Honsha Co., Ltd.	11,000	210,134

		$40,076,936

Gas Utilities — 0.1%

Gas Natural SDG SA	45,614	$832,994
Snam Rete Gas SpA	260,064	1,142,397

		$1,975,391

Health Care Equipment & Supplies — 1.1%

Boston Scientific Corp.(1)	231,022	$2,342,563
Cooper Cos., Inc. (The)	15,076	372,829
Covidien, Ltd.	30,412	1,138,625
Edwards Lifesciences Corp.(1)	7,026	477,979
Hologic, Inc.(1)	67,694	963,286
Immucor, Inc.(1)	15,993	220,064
Intuitive Surgical, Inc.(1)	14,216	2,326,590
Medtronic, Inc.	103,989	3,628,176
Olympus Corp.	37,000	871,326
Terumo Corp.	65,400	2,883,296

		$15,224,734

Health Care Providers & Services — 1.0%

DaVita, Inc.(1)	22,729	$1,124,176
Humana, Inc.(1)	35,364	1,140,843
Laboratory Corp. of America Holdings(1)	18,314	1,241,506
Lincare Holdings, Inc.(1)	56,738	1,334,478
McKesson Corp.	49,680	2,185,920
Medco Health Solutions, Inc.(1)	67,551	3,081,001
UnitedHealth Group, Inc.	113,398	2,832,682

		$12,940,606

Health Care Technology — 0.0%

IMS Health, Inc.	20,213	$256,705

		$256,705

Hotels, Restaurants & Leisure — 0.8%

Accor SA	26,214	$1,044,420
Carnival Corp., Unit	22,815	587,942
International Game Technology	64,170	1,020,303
Marriott International, Inc., Class A	97,406	2,149,753
Wynn Resorts, Ltd.(1)	27,627	975,233
Yum! Brands, Inc.	157,714	5,258,185

		$11,035,836

Household Durables — 0.6%

Casio Computer Co., Ltd.	77,300	$692,361
Makita Corp.	9,200	222,627
Ryland Group, Inc.	37,074	621,360
Sekisui Chemical Co., Ltd.	100,000	626,833
Sharp Corp.	88,000	912,933
Snap-On, Inc.	15,120	434,549
Sony Corp.	81,400	2,123,645
Stanley Works (The)	48,688	1,647,602
Whirlpool Corp.	26,354	1,121,626

		$8,403,536

Household Products — 1.1%

Clorox Co. (The)	30,648	$1,711,078
Colgate-Palmolive Co.	28,351	2,005,550
Kao Corp.	97,654	2,124,987
Procter & Gamble Co.	152,165	7,775,631
Uni-Charm Corp.	8,500	649,358

		$14,266,604

Independent Power Producers & Energy Traders — 0.2%

AES Corp. (The)(1)	97,536	$1,132,393
NRG Energy, Inc.(1)	39,661	1,029,600

		$2,161,993

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Industrial Conglomerates — 1.7%

3M Co.	64,134	$3,854,454
General Electric Co.	616,068	7,220,317
Hankyu Hanshin Holdings, Inc.	39,128	183,179
Siemens AG	155,733	10,769,269
Textron, Inc.	29,211	282,178

		$22,309,397

Insurance — 3.2%

ACE, Ltd.	70,355	$3,111,802
Aioi Insurance Co., Ltd.	108,000	492,249
Allianz SE	85,301	7,868,334
AON Corp.	38,325	1,451,368
AXA SA	428,404	8,108,339
Cincinnati Financial Corp.	140,338	3,136,554
CNP Assurances	14,204	1,359,032
Mapfre SA	200,954	656,543
Marsh & McLennan Cos., Inc.	111,769	2,249,910
MetLife, Inc.	112,391	3,372,854
Muenchener Rueckversicherungs-Gesellschaft AG	47,495	6,416,797
Nipponkoa Insurance Co., Ltd.	39,000	226,895
Old Mutual PLC	914,549	1,221,352
RSA Insurance Group PLC	330,365	655,992
Sony Financial Holdings, Inc.	136	374,974
T & D Holdings, Inc.	32,550	929,984
TrygVesta AS	13,598	802,098

		$42,435,077

Internet & Catalog Retail — 0.6%

Amazon.com, Inc.(1)	86,133	$7,205,887
Liberty Media Corp. - Interactive, Class A(1)	269,363	1,349,508

		$8,555,395

Internet Software & Services — 2.5%

Akamai Technologies, Inc.(1)	49,843	$955,989
eBay, Inc.(1)	265,244	4,543,629
Google, Inc., Class A(1)	49,010	20,662,126
MercadoLibre, Inc.(1)	23,884	642,002
Omniture, Inc.(1)	29,159	366,237
VeriSign, Inc.(1)	132,262	2,444,202
Yahoo!, Inc.(1)	222,843	3,489,721

		$33,103,906

IT Services — 1.3%

Accenture, Ltd., Class A	22,699	$759,508
CapGemini SA	47,121	1,743,916
Cognizant Technology Solutions Corp.(1)	179,418	4,790,461
CSK Holdings Corp.(1)	126,500	595,718
Fidelity National Information Services, Inc.	51,873	1,035,385
Infosys Technologies, Ltd. ADR	89,768	3,301,667
MasterCard, Inc., Class A	2,641	441,866
Nomura Research Institute, Ltd.	14,000	310,341
NTT Data Corp.	638	2,059,405
Obic Co., Ltd.	1,290	209,044
Otsuka Corp.	4,700	251,002
Western Union Co.	89,601	1,469,456

		$16,967,769

Leisure Equipment & Products — 0.2%

Hasbro, Inc.	26,234	$635,912
Mattel, Inc.	31,709	508,929
Nikon Corp.	75,000	1,297,541
Sankyo Co., Ltd.	4,000	213,374

		$2,655,756

Life Sciences Tools & Services — 0.1%

PerkinElmer, Inc.	27,425	$477,195
Thermo Fisher Scientific, Inc.(1)	33,544	1,367,589

		$1,844,784

Machinery — 1.8%

AGCO Corp.(1)	30,980	$900,589
Caterpillar, Inc.	46,992	1,552,616
Dover Corp.	15,298	506,211
Eaton Corp.	46,216	2,061,696
Fanuc, Ltd.	62,027	4,970,612
Hitachi Construction Machinery Co., Ltd.	71,800	1,166,836
Ingersoll-Rand Co., Ltd., Class A	85,188	1,780,429
Japan Steel Works, Ltd.	71,000	875,004
Kawasaki Heavy Industries, Ltd.	107,000	294,741
Komatsu, Ltd.	93,000	1,435,878
Kurita Water Industries, Ltd.	11,900	384,318
MAN AG	18,989	1,168,377
Minebea Co., Ltd.	67,127	285,677
Mitsui Engineering & Shipbuilding Co., Ltd.	212,000	497,974
NGK Insulators, Ltd.	66,000	1,345,195
NSK, Ltd.	96,000	485,967
NTN Corp.	195,000	781,044
Pall Corp.	30,660	814,330
Parker Hannifin Corp.	13,311	571,840
Sandvik AB	140,200	1,044,949
Scania AB, Class B	77,000	766,126

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery (continued)

SMC Corp.	3,400	$365,072
Titan International, Inc.	23,159	172,998

		$24,228,479

Marine — 0.1%

Mitsui O.S.K. Lines, Ltd.	131,000	$846,567

		$846,567

Media — 2.3%

British Sky Broadcasting Group PLC	561,886	$4,217,922
CBS Corp., Class B	203,865	1,410,746
Comcast Corp., Class A	770,212	11,160,372
Comcast Corp., Special Class A	144,653	2,039,607
Daily Mail & General Trust NV, Class A	123,299	578,398
Focus Media Holding, Ltd. ADR(1)	44,518	358,815
Gannett Co., Inc.	51,742	184,719
Omnicom Group, Inc.	107,696	3,401,040
Publicis Groupe	82,745	2,533,200
Walt Disney Co. (The)	204,307	4,766,482
Wolters Kluwer NV	39,260	688,735

		$31,340,036

Metals & Mining — 2.1%

Alcoa, Inc.	129,184	$1,334,471
Anglo American PLC	148,533	4,342,972
Antofagasta PLC	167,985	1,630,952
ArcelorMittal	142,034	4,700,321
JFE Holdings, Inc.	8,400	282,217
Kobe Steel, Ltd.	216,000	402,281
Lonmin PLC	36,876	714,754
Mitsubishi Materials Corp.	211,000	656,922
Mitsui Mining & Smelting Co., Ltd.(1)	112,000	289,162
Newmont Mining Corp.	31,226	1,276,207
Norsk Hydro ASA(1)	335,400	1,728,177
Pacific Metals Co., Ltd.	42,000	324,379
Rio Tinto PLC	160,570	5,560,772
Sumitomo Metal Industries, Ltd.	112,000	297,727
Sumitomo Metal Mining Co., Ltd.	71,000	997,397
Toho Zinc Co., Ltd.	117,000	468,513
United States Steel Corp.	40,717	1,455,226
Xstrata PLC	140,000	1,521,558

		$27,984,008

Multiline Retail — 1.0%

H2O Retailing Corp.	29,000	$165,016
Isetan Mitsukoshi Holdings, Ltd.	71,332	725,764
Kohl’s Corp.(1)	35,420	1,514,205
Marks & Spencer Group PLC	683,034	3,444,283
PPR SA	27,056	2,217,963
Sears Holdings Corp.(1)	41,037	2,729,781
Target Corp.	70,056	2,765,110

		$13,562,122

Multi-Utilities — 1.6%

Centrica PLC	307,754	$1,131,622
CMS Energy Corp.	312,086	3,769,999
Consolidated Edison, Inc.	32,494	1,215,925
Dominion Resources, Inc.	34,329	1,147,275
GDF Suez	234,378	8,773,254
NorthWestern Corp.	25,742	585,888
Public Service Enterprise Group, Inc.	144,782	4,724,237
United Utilities Group PLC	56,864	466,290

		$21,814,490

Office Electronics — 0.3%

Brother Industries, Ltd.	31,000	$274,192
Canon, Inc.	43,600	1,424,151
Konica Minolta Holdings, Inc.	90,000	940,360
Ricoh Co., Ltd.	59,000	760,048

		$3,398,751

Oil, Gas & Consumable Fuels — 8.8%

Anadarko Petroleum Corp.	39,019	$1,771,072
BP PLC	2,313,196	18,278,438
Chevron Corp.	135,963	9,007,549
ConocoPhillips	116,689	4,907,939
El Paso Corp.	56,715	523,480
ENI SpA	426,500	10,115,283
Exxon Mobil Corp.	309,486	21,636,166
Foundation Coal Holdings, Inc.	29,553	830,735
Goodrich Petroleum Corp.(1)	6,636	163,179
Hess Corp.	20,723	1,113,861
Idemitsu Kosan Co., Ltd.	3,100	265,586
Independent Tankers Corp., Ltd.(1)	215	117
Nippon Mining Holdings, Inc.	118,000	609,764
Peabody Energy Corp.	39,631	1,195,271
Petrohawk Energy Corp.(1)	38,373	855,718
Royal Dutch Shell PLC, Class A	435,696	10,929,136
Royal Dutch Shell PLC, Class B	372,555	9,379,226

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

Southwestern Energy Co.(1)	24,167	$938,888
Suncor Energy, Inc.	47,858	1,452,012
TonenGeneral Sekiyu KK	39,000	396,943
Total SA	356,989	19,348,917
Williams Cos., Inc.	157,397	2,456,967
XTO Energy, Inc.	46,681	1,780,413

		$117,956,660

Paper & Forest Products — 0.1%

International Paper Co.	57,584	$871,246
OJI Paper Co., Ltd.	143,000	614,396

		$1,485,642

Personal Products — 0.3%

Alberto-Culver Co.	11,849	$301,320
Beiersdorf AG	28,716	1,352,700
Estee Lauder Cos., Inc., Class A	41,517	1,356,360
Oriflame Cosmetics SA	29,484	1,285,352
USANA Health Sciences, Inc.(1)	9,533	283,416

		$4,579,148

Pharmaceuticals — 8.1%

Abbott Laboratories	148,126	$6,967,847
Allergan, Inc.	41,914	1,994,268
Astellas Pharma, Inc.	71,400	2,521,287
AstraZeneca PLC	166,221	7,329,095
Chugai Pharmaceutical Co., Ltd.	52,900	1,006,625
Daiichi Sankyo Co., Ltd.	72,200	1,288,730
Eisai Co., Ltd.	63,146	2,242,010
Eli Lilly & Co.	66,581	2,306,366
Endo Pharmaceuticals Holdings, Inc.(1)	20,952	375,460
Forest Laboratories, Inc.(1)	34,694	871,166
GlaxoSmithKline PLC	758,256	13,393,317
Johnson & Johnson	151,741	8,618,889
King Pharmaceuticals, Inc.(1)	86,183	829,942
Medicines Co.(1)	28,661	240,466
Merck & Co., Inc.	167,343	4,678,910
Mitsubishi Tanabe Pharma Corp.	17,000	195,307
Mylan, Inc.(1)	78,674	1,026,696
Novartis AG	281,243	11,448,620
Ono Pharmaceutical Co., Ltd.	12,000	532,311
Pfizer, Inc.	529,325	7,939,875
Roche Holding AG	91,418	12,455,895
Sanofi-Aventis SA	136,593	8,071,202
Santen Pharmaceutical Co., Ltd.	9,700	295,502
Schering-Plough Corp.	121,284	3,046,654
Shionogi & Co., Ltd.	56,000	1,081,976
Shire PLC	52,086	718,882
Takeda Pharmaceutical Co., Ltd.	61,231	2,380,657
Wyeth	99,104	4,498,331

		$108,356,286

Professional Services — 0.3%

Equifax, Inc.	15,217	$397,164
Manpower, Inc.	13,198	558,803
Monster Worldwide, Inc.(1)	92,909	1,097,255
Robert Half International, Inc.	73,835	1,743,983

		$3,797,205

Real Estate Investment Trusts (REITs) — 0.4%

British Land Co. PLC	87,921	$553,626
Japan Real Estate Investment Corp.	50	414,746
Japan Retail Fund Investment Corp.	50	230,665
Liberty International PLC	189,600	1,242,934
Nippon Building Fund, Inc.	40	341,919
Simon Property Group, Inc.	36,949	1,900,287

		$4,684,177

Real Estate Management & Development — 0.2%

Daito Trust Construction Co., Ltd.	5,400	$254,623
Heiwa Real Estate Co., Ltd.	448,500	1,466,422
LEOPALACE21 Corp.	37,600	335,992

		$2,057,037

Road & Rail — 0.6%

Central Japan Railway Co.	64	$393,439
CSX Corp.	48,354	1,674,499
East Japan Railway Co.	12,600	758,594
JB Hunt Transport Services, Inc.	57,889	1,767,351
Keio Corp.	139,000	807,400
Kintetsu Corp.	91,000	401,121
Norfolk Southern Corp.	41,055	1,546,542
Ryder System, Inc.	14,154	395,180
Tobu Railway Co., Ltd.	135,000	792,418

		$8,536,544

Semiconductors & Semiconductor Equipment — 3.1%

Advantest Corp.	110,000	$2,003,125
Applied Materials, Inc.	356,268	3,908,260

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

ASML Holding NV	60,300	$1,306,996
Atheros Communications, Inc.(1)	60,993	1,173,505
Broadcom Corp., Class A(1)	115,327	2,858,956
Cavium Networks, Inc.(1)	65,144	1,095,071
Cypress Semiconductor Corp.(1)	146,371	1,346,613
Intel Corp.	738,400	12,220,520
KLA-Tencor Corp.	137,578	3,473,845
MEMC Electronic Materials, Inc.(1)	40,523	721,715
Microchip Technology, Inc.	80,397	1,812,952
National Semiconductor Corp.	69,755	875,425
NVIDIA Corp.(1)	180,137	2,033,747
ON Semiconductor Corp.(1)	150,228	1,030,564
ROHM Co., Ltd.	4,700	342,808
Shinko Electric Industries	17,700	218,711
Sumco Corp.	19,900	282,721
Tessera Technologies, Inc.(1)	51,311	1,297,655
Tokyo Electron, Ltd.	61,200	2,953,505

		$40,956,694

Software — 5.1%

Ariba, Inc.(1)	55,338	$544,526
BMC Software, Inc.(1)	31,383	1,060,432
Check Point Software Technologies, Ltd.(1)	77,469	1,818,198
Citrix Systems, Inc.(1)	92,876	2,961,816
Compuware Corp.(1)	52,384	359,354
Concur Technologies, Inc.(1)	23,180	720,434
Konami Corp.	47,400	907,647
Microsoft Corp.	1,345,833	31,990,450
Nintendo Co., Ltd.	1,100	304,430
Oracle Corp.	824,350	17,657,577
Oracle Corp. Japan	15,200	557,427
Red Hat, Inc.(1)	19,525	393,038
Symantec Corp.(1)	346,140	5,385,938
TiVo, Inc.(1)	108,706	1,139,239
Trend Micro, Inc.	63,397	2,024,367

		$67,824,873

Specialty Retail — 1.6%

AutoNation, Inc.(1)	74,875	$1,299,081
Best Buy Co., Inc.	47,984	1,606,984
Fast Retailing Co., Ltd.	58,100	7,571,849
Home Depot, Inc.	114,605	2,708,116
Limited Brands, Inc.	36,921	441,945
O’Reilly Automotive, Inc.(1)	32,951	1,254,774
Staples, Inc.	222,003	4,477,801
Tiffany & Co.	33,012	837,184
TJX Companies, Inc. (The)	25,596	805,250
Urban Outfitters, Inc.(1)	30,282	631,985
Yamada Denki Co., Ltd.	4,660	271,111

		$21,906,080

Textiles, Apparel & Luxury Goods — 0.8%

Burberry Group PLC	689,590	$4,805,882
Christian Dior SA	12,210	914,634
Coach, Inc.(1)	38,372	1,031,439
Hanesbrands, Inc.(1)	4,073	61,136
Nike, Inc., Class B	44,559	2,307,265
Nisshinbo Holdings, Inc.	111,000	1,252,202
Swatch Group AG, Class B	6,168	992,696

		$11,365,254

Tobacco — 1.8%

Altria Group, Inc.	130,438	$2,137,879
British American Tobacco PLC	280,829	7,752,052
Imperial Tobacco Group PLC	232,493	6,051,224
Japan Tobacco, Inc.	425	1,328,478
Philip Morris International, Inc.	136,553	5,956,442
Swedish Match AB	64,387	1,048,920

		$24,274,995

Trading Companies & Distributors — 0.2%

Marubeni Corp.	55,000	$243,253
Mitsubishi Corp.	79,800	1,472,567
Sumitomo Corp.	133,900	1,361,051

		$3,076,871

Transportation Infrastructure — 0.2%

ADP	11,573	$850,844
Cintra Concesiones de Infraestructuras de Transporte SA	78,300	487,810
Societe des Autoroutes Paris-Rhin-Rhone	18,585	1,268,584

		$2,607,238

Water Utilities — 0.1%

Severn Trent PLC	52,773	$951,659

		$951,659

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services — 1.5%

KDDI Corp.	567	$3,008,527
NTT DoCoMo, Inc.	121	176,979
Rogers Communications, Inc., Class B	48,136	1,239,502
Softbank Corp.	167,698	3,266,912
Vodafone Group PLC	6,688,119	13,007,991

		$20,699,911

Total Common Stocks
(identified cost $1,375,764,936)		$1,344,002,357

Investment Funds — 0.1%

Security	Shares	Value

Alliance Trust PLC (The)	163,948	$736,140

Total Investment Funds
(identified cost $683,208)		$736,140

Rights — 0.1%

Security	Shares	Value

Diversified Financial Services — 0.0%

Fortis, Expires 7/4/14(1)(2)	111,868	$0

		$0

Metals & Mining — 0.1%

Rio Tinto PLC, Expires 7/1/09(1)	84,299	$968,047

		$968,047

Total Rights
(identified cost $1,059,595)		$968,047

Total Investments — 100.5%
(identified cost $1,377,507,739)		$1,345,706,544

Covered Call Options Written — (1.3)%

	Number of			Expiration
Description	Contracts	Strike Price		Date	Value

Dow Jones Euro Stoxx 50 Index	39,288	EUR	2,450	7/17/09	$(1,813,288)
Dow Jones Euro Stoxx 50 Index	38,665	EUR	2,500	7/17/09	(949,220)
FTSE 100 Index	10,420	GBP	4,350	7/17/09	(651,433)
FTSE 100 Index	10,205	GBP	4,400	7/17/09	(402,942)
NASDAQ 100 Index	1,336	$	1,475	7/18/09	(4,114,880)
NASDAQ 100 Index	667	$	1,500	7/18/09	(1,267,300)
Nikkei 225 Index	1,374,251	JPY	10,000	7/10/09	(2,308,742)
S&P 500 Index	1,527	$	930	7/18/09	(1,861,413)
S&P 500 Index	975	$	935	7/18/09	(984,750)
S&P 500 Index	2,287	$	940	7/18/09	(1,921,080)
SMI Index	9,966	CHF	5,450	7/17/09	(630,127)

Total Covered Call Options Written
(premiums received $27,576,018)					$(16,905,175)

Other Assets, Less Liabilities — 0.8%					$9,930,353

Net Assets — 100.0%					$1,338,731,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	52.2%	$699,395,129
United Kingdom	11.8	158,171,005
Japan	10.6	141,898,023
France	6.1	82,039,578
Germany	4.9	64,987,939
Switzerland	4.3	57,893,079
Spain	3.2	43,212,917
Italy	2.0	27,550,021
Netherlands	1.2	15,860,147
Canada	1.2	15,819,023
Finland	0.7	9,595,804
Luxembourg	0.5	5,985,673
Other Countries, less than 0.3% each	1.8	23,298,206

Total Investments	100.5%	$1,345,706,544

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2009

Assets

Investments, at value (identified cost, $1,377,507,739)	$1,345,706,544
Restricted cash*	16,165,430
Foreign currency, at value (identified cost, $547,052)	548,142
Dividends receivable	2,546,886
Receivable for investments sold	432,266
Tax reclaims receivable	1,407,274

Total assets	$1,366,806,542

Liabilities

Written options outstanding, at value (premiums received, $27,576,018)	$16,905,175
Payable for investments purchased	2,058,714
Due to custodian	7,790,820
Payable to affiliates:
Investment adviser fee	1,112,230
Trustees’ fees	12,625
Accrued expenses	195,256

Total liabilities	$28,074,820

Net Assets	$1,338,731,722

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 106,308,067 shares issued and outstanding	$1,063,081
Additional paid-in capital	1,510,222,529
Accumulated net realized loss	(71,136,360)
Accumulated distributions in excess of net investment income	(80,380,778)
Net unrealized depreciation	(21,036,750)

Net Assets	$1,338,731,722

Net Asset Value

($1,338,731,722 ÷ 106,308,067 common shares issued and outstanding)	$12.59

*	Represents restricted cash on deposit at the custodian for written options.
Statement of Operations

For the Six Months
Ended June 30, 2009

Investment Income

Dividends (net of foreign taxes, $1,710,884)	$22,324,564

Total investment income	$22,324,564

Expenses

Investment adviser fee	$6,261,563
Trustees’ fees and expenses	24,875
Custodian fee	310,367
Transfer and dividend disbursing agent fees	10,440
Legal and accounting services	33,411
Printing and postage	136,519
Miscellaneous	57,892

Total expenses	$6,835,067

Deduct —
Reduction of custodian fee	$2

Total expense reductions	$2

Net expenses	$6,835,065

Net investment income	$15,489,499

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(70,999,036)
Written options	36,064,567
Foreign currency transactions	97,338

Net realized loss	$(34,837,131)

Change in unrealized appreciation (depreciation) —
Investments	$142,380,801
Written options	(12,735,321)
Foreign currency	123,708

Net change in unrealized appreciation (depreciation)	$129,769,188

Net realized and unrealized gain	$94,932,057

Net increase in net assets from operations	$110,421,556

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2009	Year Ended
in Net Assets	(Unaudited)	December 31, 2008

From operations —
Net investment income	$15,489,499	$30,550,494
Net realized loss from investment transactions, written options and foreign currency transactions	(34,837,131)	(37,311,128)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	129,769,188	(569,061,069)

Net increase (decrease) in net assets from operations	$110,421,556	$(575,821,703)

Distributions —
From net investment income	$(95,677,260)*	$(30,257,963)
Tax return of capital	—	(161,096,558)

Total distributions	$(95,677,260)	$(191,354,521)

Net increase (decrease) in net assets	$14,744,296	$(767,176,224)

Net Assets

At beginning of period	$1,323,987,426	$2,091,163,650

At end of period	$1,338,731,722	$1,323,987,426

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(80,380,778)	$(193,017)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended
	June 30, 2009		Year Ended December 31,			Period Ended
	(Unaudited)		2008	2007	2006	December 31, 2005(1)

Net asset value — Beginning of period	$12.450		$19.670	$19.560	$18.610	$19.100	(2)

Income (Loss) From Operations

Net investment income(3)	$0.146		$0.287	$0.213	$0.242	$0.031
Net realized and unrealized gain (loss)	0.894		(5.707)	1.697	2.510	(0.063)

Total income (loss) from operations	$1.040		$(5.420)	$1.910	$2.752	$(0.032)

Less Distributions

From net investment income	$(0.900	)*	$(0.285)	$(0.039)	$(0.241)	$(0.031)
From net realized gain	—		—	(0.098)	(0.126)	(0.145)
Tax return of capital	—		(1.515)	(1.663)	(1.433)	(0.274)

Total distributions	$(0.900)		$(1.800)	$(1.800)	$(1.800)	$(0.450)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$(0.002)	$(0.008)

Net asset value — End of period	$12.590		$12.450	$19.670	$19.560	$18.610

Market value — End of period	$11.970		$10.120	$17.360	$20.320	$17.200

Total Investment Return on Net Asset Value(4)	9.82	%(8)	(27.36)%	10.55%	15.47%	(0.04	)%(5)(8)

Total Investment Return on Market Value(4)	28.45	%(8)	(33.09)%	(6.08)%	29.79%	(7.62	)%(5)(8)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,338,732		$1,323,987	$2,091,164	$2,075,159	$1,966,620
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction(6)	1.09	%(7)	1.08%	1.08%	1.07%	1.07	%(7)
Net investment income	2.47	%(7)	1.76%	1.07%	1.26%	0.64	%(7)
Portfolio Turnover	12	%(8)	33%	13%	14%	6	%(8)

(1)	For the period from the start of business, September 30, 2005, to December 31, 2005.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Not annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. The Fund pursues its investment objectives by investing primarily in a diversified portfolio of domestic and foreign common stocks. Under normal market conditions, the Fund seeks to generate current earnings in part by employing an options strategy of writing index call options on a substantial portion of its common stock portfolio.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Over-the-counter options are valued based on broker quotations, when available and deemed reliable. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2008, the Fund, for federal income tax purposes, had a capital loss carryforward of $15,037,165 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016.

Additionally, at December 31, 2008, the Fund had net capital losses of $3,189,843 attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Fund’s taxable year ending December 31, 2009.

As of June 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains, if any.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2009, the amount of distributions estimated to be a tax return of capital was approximately $64,126,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2009, the investment adviser fee amounted to $6,261,563. Pursuant to sub-advisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric), an affiliate of EVM, and delegated the investment management of the Fund’s options strategy to Rampart Investment Management Company, Inc. (Rampart). EVM pays Parametric and Rampart a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $156,661,589 and $223,100,593, respectively, for the six months ended June 30, 2009.

5   Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended June 30, 2009 and the year ended December 31, 2008.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,377,703,196

Gross unrealized appreciation	$137,283,084
Gross unrealized depreciation	(169,279,736)

Net unrealized depreciation	$(31,996,652)

7   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2009 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2009 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,731,429	$46,546,455
Options written	8,983,884	219,038,790
Options terminated in closing purchase transactions	(9,189,643)	(222,308,861)
Options expired	(36,083)	(15,700,366)

Outstanding, end of period	1,489,587	$27,576,018

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, effective January 1,

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2009. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

The fair value of derivative instruments (not accounted for as hedging instruments under FASB Statement of Financial Accounting Standards No. 133 (FAS 133)) and whose primary underlying risk exposure is equity price risk at June 30, 2009 was as follows:

	Fair Value
Derivative	Asset Derivatives	Liability Derivatives(1)

Written options	$—	$(16,905,175)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not accounted for as hedging instruments under FAS 133) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2009 was as follows:

Change in
Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation)
	on Derivatives	on Derivatives
	Recognized in	Recognized
Derivative	Income(1)	in Income(2)

Written options	$36,064,567	$(12,735,321)

(1)	Statement of Operations location: Net realized gain (loss) – written options.

(2)	Statement of Operations location: Change unrealized appreciation (depreciation) – written options.

8   Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At June 30, 2009, the Fund had payments due to SSBT pursuant to the foregoing arrangement of $7,790,820.

9   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10   Fair Value Measurements

FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant	Significant
	Markets for	Other	Unobser-
	Identical	Observable	vable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$78,124,779	$59,323,791	$—	$137,448,570
Consumer Staples	60,780,009	64,259,926	—	125,039,935
Energy	56,687,385	69,323,410	—	126,010,795
Financials	59,807,605	123,534,272	—	183,341,877
Health Care	110,566,231	68,716,038	—	179,282,269
Industrials	55,496,632	59,064,787	—	114,561,419
Information Technology	266,237,604	41,577,680	—	307,815,284
Materials	13,959,493	43,464,256	—	57,423,749
Telecommunication Services	15,792,586	43,583,359	—	59,375,945
Utilities	18,408,213	35,294,301	—	53,702,514

Total Common Stocks	$735,860,537	$608,141,820	$—	$1,344,002,357

Investment Funds	$—	$736,140	$—	$736,140
Rights	—	968,047	0	968,047

Total Investments	$735,860,537	$609,846,007	$0	$1,345,706,544

Liability Description

Covered Call Options Written	$(14,596,433)	$(2,308,742)	$—	$(16,905,175)

Total	$(14,596,433)	$(2,308,742)	$—	$(16,905,175)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments-Rights

Balance as of December 31, 2008	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfer to (from) Level 3	—

Balance as of June 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2009*	$0

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at June 30, 2009 and December 31, 2008 were valued at $0.

11   Review for Subsequent Events

In connection with the preparation of the financial statements of the Fund as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 14, 2009 the date the financial statements were issued, have been evaluated by the Fund’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 24, 2009. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, Thomas E. Faust Jr. and Allen R. Freedman as Class I Trustees of the Fund for a three-year term expiring in 2012; the election of Helen Frame Peters as Class III Trustee of the Fund for a two-year term expiring in 2011.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Benjamin C. Esty	92,766,893	3,969,488
Thomas E. Faust Jr.	92,750,084	3,986,297
Allen R. Freedman	92,759,998	3,976,383
Helen Frame Peters	92,664,118	4,072,263

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), and the sub-advisory agreements with Parametric Portfolio Associates, LLC (“PPA”) and Rampart Investment Management Company, Inc. (“Rampart,” and with PPA, the “Sub-advisers”) including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser’s and the Sub-advisers’ management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising each Sub-adviser and coordinating their activities in implementing the Fund’s investment strategy. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index and the NASDAQ 100. With respect to PPA, the Board noted PPA’s experience in deploying quantitative-based investment strategies. With respect to Rampart, the Board considered Rampart’s business reputation and its options strategy and its past experience in implementing this strategy. The Board also took into consideration the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2008 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including PPA, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including PPA, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, Rampart’s profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including PPA, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President

Thomas E. Faust Jr.
Vice President and Trustee

Walter A. Row, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

IMPORTANT NOTICE ABOUT PRIVACY

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Advisers of
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Parametric Portfolio Associates, LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management Company, Inc.
One International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, New York 10038

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Two International Place
Boston, MA 02110

2552-8/09	CE-TMGBWOFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 10, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 10, 2009

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	August 10, 2009